Federated Hermes Max-Cap Index Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.2%
		Communication Services—10.8%
24,818		Alphabet, Inc., Class A	$ 8,388,484
19,835		Alphabet, Inc., Class C	6,714,742
30,241		AT&T, Inc.	792,617
375	[2]	Charter Communications, Inc.	77,295
19,433		Comcast Corp., Class A	578,132
1,562		Electronic Arts, Inc.	318,523
889		Fox Corp., Class A	64,701
633		Fox Corp., Class B	41,506
1,562	[2]	Live Nation Entertainment, Inc.	227,193
2,544		Match Group Holdings II LLC	79,245
9,290		Meta Platforms, Inc.	6,656,285
18,075	[2]	Netflix, Inc.	1,509,082
1,597		News Corp., Class A	43,167
527		News Corp., Class B	16,390
1,326		Paramount SkyDance Corp.	14,864
741	[2]	Take-Two Interactive Software, Inc.	163,242
2,052		T-Mobile USA, Inc.	404,675
1,878	[2]	Trade Desk, Inc./The	56,960
17,986		Verizon Communications, Inc.	800,737
6,513		Walt Disney Co.	734,666
10,570	[2]	Warner Bros. Discovery, Inc.	291,098
		TOTAL	27,973,604
		Consumer Discretionary—10.0%
1,814	[2]	Airbnb, Inc.	234,677
40,953	[2]	Amazon.com, Inc.	9,800,053
922	[2]	Aptiv PLC	69,841
35	[2]	AutoZone, Inc.	129,650
1,541		Best Buy Co., Inc.	100,319
161		Booking Holdings, Inc.	805,296
6,874	[2]	Carnival Corp.	206,357
338	[2]	Carvana Co.	135,575
5,640	[2]	Chipotle Mexican Grill, Inc.	219,227
1,168		D. R. Horton, Inc.	173,845
496		Darden Restaurants, Inc.	98,878
622	[2]	Deckers Outdoor Corp.	74,229
133		Domino’s Pizza, Inc.	54,574
1,595	[2]	DoorDash, Inc.	326,369
1,928		eBay, Inc.	175,872
816		Expedia Group, Inc.	216,109
16,694		Ford Motor Co.	231,713
87		Garmin Ltd.	17,543
3,979		General Motors Co.	334,236
593		Genuine Parts Co.	82,421
1,392		Hasbro, Inc.	124,320
991		Hilton Worldwide Holdings, Inc.	295,823
4,246		Home Depot, Inc.	1,590,509
1,298		Las Vegas Sands Corp.	68,444

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
920		Lennar Corp., Class A	$ 100,602
2,392		Lowe’s Cos., Inc.	638,808
460	[2]	Lululemon Athletica, Inc.	80,270
548		Marriott International, Inc., Class A	172,784
3,038		McDonald’s Corp.	956,970
875	[2]	MGM Resorts International	29,348
3,194		Nike, Inc., Class B	197,421
12	[2]	NVR, Inc.	91,629
3,601	[2]	O’Reilly Automotive, Inc.	354,374
140		Pool Corp.	35,573
831		Pulte Group, Inc.	103,950
165		Ralph Lauren Corp.	58,313
1,387		Ross Stores, Inc.	261,658
1,082		Royal Caribbean Cruises, Ltd.	351,271
3,470		Starbucks Corp.	319,066
1,318		Tapestry, Inc.	167,267
11,731	[2]	Tesla, Inc.	5,049,140
4,747		TJX Cos., Inc.	711,148
4,611		Tractor Supply Co.	234,608
353	[2]	Ulta Beauty, Inc.	228,518
520		Williams-Sonoma, Inc.	106,418
360		Wynn Resorts Ltd.	38,682
1,184		Yum! Brands, Inc.	184,112
		TOTAL	26,037,810
		Consumer Staples—4.9%
7,161		Altria Group, Inc.	443,910
3,912		Archer-Daniels-Midland Co.	263,317
751		Brown-Forman Corp., Class B	20,555
1,024		Church & Dwight Co., Inc.	98,560
520		Clorox Co.	58,651
5,025		Colgate-Palmolive Co.	453,707
2,040		Conagra Brands, Inc.	37,760
601		Constellation Brands, Inc., Class A	94,177
1,890		Costco Wholesale Corp.	1,777,072
939		Dollar General Corp.	134,681
809	[2]	Dollar Tree, Inc.	95,130
1,049		Estee Lauder Cos., Inc., Class A	120,929
2,275		General Mills, Inc.	105,241
632		Hershey Foods Corp.	123,082
8,172		Kenvue, Inc.	142,193
5,795		Keurig Dr Pepper, Inc.	159,015
1,416		Kimberly-Clark Corp.	141,586
8,620		Kraft Heinz Co./The	204,639
4,396		Kroger Co.	276,289
2,478		Lamb Weston Holdings, Inc.	113,815
1,976		Molson Coors Beverage Company, Class B	94,927
3,252		Mondelez International, Inc.	190,144
3,042	[2]	Monster Beverage Corp.	245,672
5,833		PepsiCo, Inc.	896,124
6,640		Philip Morris International, Inc.	1,191,482
9,120		Procter & Gamble Co.	1,384,142
455		Smucker (J.M.) Co.	47,711

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
2,043		Sysco Corp.	$ 171,306
693		Target Corp.	73,091
838		The Campbell’s Co.	23,447
16,514		The Coca-Cola Co.	1,235,412
1,207		Tyson Foods, Inc., Class A	78,853
18,705		WalMart Inc.	2,228,514
		TOTAL	12,725,134
		Energy—3.0%
1,513		APA Corp.	39,958
4,209		Baker Hughes a GE Co. LLC	235,872
8,074		Chevron Corp.	1,428,291
5,271		ConocoPhillips	549,396
3,248		Coterra Energy, Inc., Class A	93,705
6,129		Devon Energy Corp.	246,447
794		Diamondback Energy, Inc.	130,176
3,517		EOG Resources, Inc.	394,361
2,662		EQT Corp.	153,677
1,016		Expand Energy Corp.	114,209
16,931		Exxon Mobil Corp.	2,394,043
7,320		Halliburton Co.	245,366
3,668		Kinder Morgan, Inc.	111,837
1,282		Marathon Petroleum Corp.	225,876
3,068		Occidental Petroleum Corp.	139,257
963		ONEOK, Inc.	76,260
763		Phillips 66	109,536
6,373		SLB Ltd.	308,326
916		Targa Resources, Inc.	184,098
246		Texas Pacific Land Corp.	85,697
1,301		Valero Energy Corp.	236,041
5,209		Williams Cos., Inc.	350,357
		TOTAL	7,852,786
		Financials—12.5%
3,129		Aflac, Inc.	347,162
1,116		Allstate Corp.	222,073
1,963		American Express Co.	691,310
2,302		American International Group, Inc.	172,374
396		Ameriprise Financial, Inc.	208,767
917		Aon PLC	320,620
1,138		Apollo Global Management, Inc.	153,106
1,540	[2]	Arch Capital Group Ltd.	147,902
879		Ares Management Corp.	131,560
607		Arthur J. Gallagher & Co.	151,368
214		Assurant, Inc.	50,960
28,658		Bank of America Corp.	1,524,606
4,053		Bank of New York Mellon Corp.	486,036
7,822	[2]	Berkshire Hathaway, Inc., Class B	3,758,706
615		BlackRock, Inc.	688,148
3,150		Blackstone, Inc.	448,623
420	[2]	Block, Inc.	25,381
2,712		Capital One Financial Co.	593,738
446		Cboe Global Markets, Inc.	118,217
7,125		Charles Schwab Corp.	740,430

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,561		Chubb Ltd.	$ 483,223
7,633		Citigroup, Inc.	883,214
1,832		Citizens Financial Group, Inc.	115,379
2,002		CME Group, Inc.	578,698
458	[2]	Coinbase Global, Inc.	89,191
298	[2]	Corpay, Inc.	93,760
2,143	[2]	Ethos Technologies, Inc.	32,252
437		Everest Group Ltd.	144,769
160		FactSet Research Systems, Inc.	40,698
4,081		Fidelity National Information Services, Inc.	225,475
1,288		Fifth Third Bancorp	64,683
2,294	[2]	Fiserv, Inc.	146,197
1,311		Franklin Resources, Inc.	34,899
1,010		Global Payments, Inc.	72,457
340		Globe Life, Inc.	47,675
1,279		Goldman Sachs Group, Inc.	1,196,389
8,675		Huntington Bancshares, Inc.	151,639
2,432		Intercontinental Exchange, Inc.	422,633
1,899		Invesco Ltd.	51,824
11,218		JPMorgan Chase & Co.	3,431,474
3,963		KeyCorp	85,284
1,993		KKR & Co., Inc, Class Common	227,720
723		Loews Corp.	76,327
656		M&T Bank Corp.	145,350
2,090		Marsh & McLennan Cos., Inc.	393,317
3,280		Mastercard, Inc.	1,767,231
3,400		MetLife, Inc.	268,192
654		Moody’s Corp.	337,176
5,866		Morgan Stanley	1,072,305
321		MSCI, Inc., Class A	195,560
1,924		NASDAQ, Inc.	186,416
1,698		Northern Trust Corp.	253,732
3,991		PayPal Holdings, Inc.	210,286
1,673		PNC Financial Services Group, Inc.	373,581
1,357		Principal Financial Group, Inc.	128,535
2,501		Progressive Corp., OH	520,208
1,493		Prudential Financial, Inc.	165,887
752		Raymond James Financial, Inc.	124,727
3,740		Regions Financial Corp.	106,590
3,354	[2]	Robinhood Markets, Inc.	333,656
1,322		S&P Global, Inc.	697,738
2,160		State Street Corp.	282,658
1,536		Synchrony Financial	111,560
2,125		T. Rowe Price Group, Inc.	224,570
1,189		The Hartford Insurance Group, Inc.	160,586
952		The Travelers Cos., Inc.	270,853
5,457		Truist Financial Corp.	280,599
8,921		U.S. Bancorp	500,557
7,199		Visa, Inc., Class A	2,316,854
1,281		W. R. Berkley Corp.	87,851
13,390		Wells Fargo & Co.	1,211,661

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
408		Willis Towers Watson PLC	$ 129,528
		TOTAL	32,534,711
		Health Care—9.2%
7,417		Abbott Laboratories	810,678
8,093		AbbVie, Inc.	1,804,820
1,209		Agilent Technologies, Inc.	161,825
1,049	[2]	Align Technology, Inc.	171,018
2,297		Amgen, Inc.	785,298
589		Becton Dickinson & Co.	119,850
629	[2]	Biogen, Inc.	113,151
665		Bio-Techne Corp.	42,620
6,324	[2]	Boston Scientific Corp.	591,484
8,684		Bristol-Myers Squibb Co.	478,054
1,582		Cardinal Health, Inc.	339,940
827		Cencora, Inc.	297,075
5,137	[2]	Centene Corp.	222,535
210	[2]	Charles River Laboratories International, Inc.	44,201
5,415		CVS Health Corp.	403,526
2,682		Danaher Corp.	587,063
151	[2]	Davita, Inc.	16,510
1,664	[2]	Dexcom, Inc.	121,539
2,475	[2]	Edwards Lifesciences Corp.	201,366
948		Elevance Health, Inc.	327,762
3,271		Eli Lilly & Co.	3,392,518
448		GE HealthCare Technologies, Inc.	35,379
6,308		Gilead Sciences, Inc.	895,421
879		HCA Healthcare, Inc.	429,189
427	[2]	Henry Schein, Inc.	32,230
1,954	[2]	Hologic, Inc.	146,413
513		Humana, Inc.	100,138
341	[2]	IDEXX Laboratories, Inc.	228,627
1,653	[2]	Incyte Genomics, Inc.	165,416
300	[2]	Insulet Corp.	76,743
1,293	[2]	Intuitive Surgical, Inc.	651,956
1,281	[2]	IQVIA Holdings, Inc.	294,822
9,685		Johnson & Johnson	2,200,916
517		Labcorp Holdings, Inc.	140,376
526		McKesson Corp.	437,216
5,471		Medtronic PLC	563,294
10,588		Merck & Co., Inc.	1,167,539
87	[2]	Mettler-Toledo International, Inc.	119,472
24,253		Pfizer, Inc.	641,249
475		Quest Diagnostics, Inc.	88,839
430		Regeneron Pharmaceuticals, Inc.	318,823
623		ResMed, Inc.	160,927
484		Revvity, Inc.	52,659
909		STERIS PLC	238,703
1,468		Stryker Corp.	542,514
1,139		The Cigna Group	312,211
1,383		Thermo Fisher Scientific, Inc.	800,218
3,864		UnitedHealth Group, Inc.	1,108,698
236		Universal Health Services, Inc., Class B	47,497

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
807	[2]	Vertex Pharmaceuticals, Inc.	$ 379,209
4,913		Viatris, Inc.	64,311
254	[2]	Waters Corp.	94,163
307		West Pharmaceutical Services, Inc.	70,954
845		Zimmer Biomet Holdings, Inc.	73,574
1,880		Zoetis, Inc.	234,662
		TOTAL	23,947,191
		Industrials—8.4%
3,029		3M Co.	463,922
866		Allegion PLC	143,228
982		Ametek, Inc.	219,948
1,725		Automatic Data Processing, Inc.	425,765
118	[2]	Axon Enterprise, Inc.	57,062
2,748	[2]	Boeing Co.	642,263
1,042		Broadridge Financial Solutions, Inc.	205,389
1,636	[2]	Builders Firstsource, Inc.	187,158
504		C.H. Robinson Worldwide, Inc.	98,255
3,377		Carrier Global Corp.	201,202
2,214		Caterpillar, Inc.	1,455,395
807		Cintas Corp.	154,452
150		Comfort Systems USA, Inc.	171,315
3,798	[2]	Copart, Inc.	154,123
4,574		CSX Corp.	172,714
835		Cummins, Inc.	483,315
1,072		Deere & Co.	566,016
2,767		Delta Air Lines 2020-1 Class	182,318
1,657		Eaton Corp. PLC	582,303
392		Emcor Group, Inc.	282,526
2,396		Emerson Electric Co.	352,116
522		Equifax, Inc.	105,131
572		Expeditors International of Washington, Inc.	91,829
1,984		Fastenal Co.	86,026
926		FedEx Corp.	298,404
1,355		Fortive Corp.	71,558
4,499		GE Aerospace	1,380,248
1,157		GE Vernova, Inc.	840,410
250	[2]	Generac Holdings, Inc.	42,010
1,447		General Dynamics Corp.	508,027
2,708		Honeywell International, Inc.	616,124
1,715		Howmet Aerospace, Inc.	356,857
227		Hubbell, Inc.	110,762
167		Huntington Ingalls Industries, Inc.	70,225
319		IDEX Corp.	63,337
1,126		Illinois Tool Works, Inc.	294,179
1,534		Ingersoll-Rand, Inc.	132,062
949		J. B. Hunt Transportation Services, Inc.	192,381
1,440		Jacobs Solutions, Inc.	194,774
1,559		Johnson Controls International PLC	185,926
798		L3Harris Technologies, Inc.	273,594
545		Leidos Holdings, Inc.	102,613
136		Lennox International, Inc.	67,331
869		Lockheed Martin Corp.	551,137

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
886		Masco Corp.	$ 58,556
228		Nordson Corp.	62,593
957		Norfolk Southern Corp.	278,717
572		Northrop Grumman Corp.	395,973
785		Old Dominion Freight Lines, Inc.	135,962
1,662		Otis Worldwide Corp.	141,968
2,240		PACCAR, Inc.	275,318
538		Parker-Hannifin Corp.	503,482
1,382		Paychex, Inc.	142,526
208		Paycom Software, Inc.	28,028
1,891		Pentair PLC	199,255
636		Quanta Services, Inc.	301,865
858		Republic Services, Inc.	184,547
794		Rockwell Automation, Inc.	334,790
1,252		Rollins, Inc.	79,302
5,027		RTX Corp.	1,010,075
2,293		Smith (A.O.) Corp.	168,513
222		Snap-On, Inc.	81,276
2,206		Southwest Airlines Co.	104,829
752		Textron, Inc.	66,221
946		Trane Technologies PLC	397,869
143		TransDigm, Inc.	204,138
8,863	[2]	Uber Technologies, Inc.	709,483
2,004		Union Pacific Corp.	471,140
1,988	[2]	United Airlines Holdings, Inc.	203,412
3,152		United Parcel Service, Inc.	334,805
271		United Rentals North America, Inc.	211,938
1,159		Verisk Analytics, Inc.	252,036
66		W.W. Grainger, Inc.	71,276
1,581		Waste Management, Inc.	351,361
152		Westinghouse Air Brake Technologies Corp.	34,981
1,039		Xylem, Inc.	143,247
429	[2]	York Space Systems, Inc.	14,565
		TOTAL	21,789,777
		Information Technology—32.5%
2,645		Accenture PLC	697,328
2,132	[2]	Adobe, Inc.	625,209
6,945	[2]	Advanced Micro Devices, Inc.	1,644,090
614	[2]	Akamai Technologies, Inc.	59,650
5,221		Amphenol Corp., Class A	752,242
2,099		Analog Devices, Inc.	652,537
63,031		Apple, Inc.	16,355,284
3,398		Applied Materials, Inc.	1,095,243
1,155	[2]	AppLovin Corp.	546,442
4,405	[2]	Arista Networks, Inc.	624,365
1,321	[2]	Autodesk, Inc.	334,041
20,144		Broadcom, Inc.	6,673,707
1,161	[2]	Cadence Design Systems, Inc.	344,074
16,810		Cisco Systems, Inc.	1,316,559
2,059		Cognizant Technology Solutions Corp.	168,962
3,328		Corning, Inc.	343,616
1,070	[2]	Crowdstrike Holdings, Inc.	472,303

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,388	[2]	Datadog, Inc.	$ 179,496
1,286		Dell Technologies, Inc.	147,170
246	[2]	F5, Inc.	67,800
31	[2]	Fair Isaac & Co., Inc.	45,358
458	[2]	First Solar, Inc.	103,288
2,696	[2]	Fortinet, Inc.	219,077
307	[2]	Gartner, Inc., Class A	64,350
576	[2]	GoDaddy, Inc.	57,900
5,628		Hewlett Packard Enterprise Co.	121,115
3,987		HP, Inc.	77,507
3,987		IBM Corp.	1,222,813
19,126	[2]	Intel Corp.	888,785
1,189		Intuit, Inc.	593,216
1,024		Jabil, Inc.	242,883
733	[2]	Keysight Technologies, Inc.	158,570
560		KLA Corp.	799,646
5,358		Lam Research Corp.	1,250,879
723		Microchip Technology, Inc.	54,890
5,080		Micron Technology, Inc.	2,107,590
31,704		Microsoft Corp.	13,641,914
95		Monolithic Power Systems, Inc.	106,794
710		Motorola Solutions, Inc.	285,803
1,968		NetApp, Inc.	189,617
103,656		NVIDIA Corp.	19,811,771
1,074		NXP Semiconductors NV	242,874
3,987	[2]	ON Semiconductor Corp.	238,782
6,490		Oracle Corp.	1,068,124
9,744	[2]	Palantir Technologies, Inc.	1,428,373
2,918	[2]	Palo Alto Networks, Inc.	516,399
857	[2]	Pics NV	15,426
511	[2]	PTC, Inc.	79,782
893		Qnity Electronics, Inc.	85,889
5,277		Qualcomm, Inc.	799,941
185		Roper Technologies, Inc.	68,678
4,061		Salesforce, Inc.	862,110
594	[2]	Sandisk Corp.	342,293
645		Seagate Technology Holdings PLC	262,960
5,230	[2]	ServiceNow, Inc.	611,962
634		Skyworks Solutions, Inc.	35,352
2,139	[2]	Super Micro Computer, Inc.	62,266
523	[2]	Synopsys, Inc.	243,255
1,801		TE Connectivity Plc	401,227
668		Teradyne, Inc.	161,021
3,297		Texas Instruments, Inc.	710,668
184	[2]	Tyler Technologies, Inc.	67,970
760		Verisign, Inc.	185,615
1,458		Western Digital Corp.	364,835
1,491	[2]	Workday, Inc.	261,864
704	[2]	Zebra Technologies Corp., Class A	165,426
		TOTAL	84,426,976
		Materials—1.9%
949		Air Products & Chemicals, Inc.	258,602

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
502		Albemarle Corp.	$ 85,656
1,003		Avery Dennison Corp.	186,066
1,143		Ball Corp.	65,002
665		CF Industries Holdings, Inc.	61,998
4,725		Corteva, Inc.	343,980
3,829		CRH PLC	468,708
3,032		Dow, Inc	83,532
1,787		DuPont de Nemours, Inc.	78,485
618		Ecolab, Inc.	174,270
6,125		Freeport-McMoRan, Inc.	368,909
1,697		Linde PLC	775,478
1,098		LyondellBasell Industries N.V.	53,802
257		Martin Marietta Materials	167,551
1,354		Mosaic Co./The	37,235
5,634		Newmont Corp.	632,980
976		Nucor Corp.	173,455
381		Packaging Corp. of America	84,792
957		PPG Industries, Inc.	110,658
1,363		Sherwin-Williams Co.	483,374
2,227		Smurfit WestRock PLC	92,710
586		Steel Dynamics, Inc.	105,228
564		Vulcan Materials Co.	169,505
		TOTAL	5,061,976
		Real Estate—1.8%
663		Alexandria Real Estate Equities, Inc.	36,226
2,705		American Tower Corp.	484,952
629		BXP, Inc.	40,677
454		Camden Property Trust	49,509
1,250	[2]	CBRE Group, Inc.	212,912
1,808	[2]	CoStar Group, Inc.	111,192
3,277		Crown Castle, Inc.	284,476
1,377		Digital Realty Trust, Inc.	228,513
419		Equinix, Inc.	343,970
1,477		Equity Residential Properties Trust	92,047
335		Federal Realty Investment Trust	33,889
10,482		Healthpeak Properties, Inc.	180,710
2,728		Host Hotels & Resorts, Inc.	50,550
2,406		Invitation Homes, Inc.	64,312
1,261		Iron Mountain, Inc.	116,176
2,889		Kimco Realty Corp.	60,900
2,996		ProLogis, Inc.	391,158
1,146		Public Storage	316,514
3,924		Realty Income Corp.	239,992
702		Regency Centers Corp.	51,155
454		SBA Communications, Corp.	83,586
2,059		Simon Property Group, Inc.	393,907
1,283		UDR, Inc.	47,663
2,004		Ventas, Inc.	155,651
4,559		VICI Properties, Inc.	128,017
2,928		Welltower, Inc.	551,518
		TOTAL	4,750,172

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—2.2%
6,820		AES Corp.	$ 99,913
1,154		Ameren Corp.	119,185
2,283		American Electric Power Co., Inc.	273,446
832		American Water Works Co., Inc.	107,436
685		Atmos Energy Corp.	113,943
2,785		CenterPoint Energy, Inc.	110,537
1,540		Consolidated Edison Co.	164,210
1,332		Constellation Energy Corp.	373,866
1,590		Dominion Energy, Inc.	95,670
1,836		DTE Energy Co.	246,722
3,317		Duke Energy Corp.	402,518
1,641		Edison International	102,202
1,905		Entergy Corp.	182,670
2,665		Evergy, Inc.	204,485
3,415		EverSource Energy	236,079
4,310		Exelon Corp.	193,002
2,218		FirstEnergy, Corp.	105,000
8,884		NextEra Energy, Inc.	780,904
2,036		NiSource, Inc.	90,174
1,615		NRG Energy, Inc.	246,498
9,376		P G & E Corp.	144,578
3,155		PPL Corp.	114,369
2,129		Public Service Enterprises Group, Inc.	175,344
1,370		Sempra Energy	119,204
4,697		Southern Co.	419,489
2,101		Vistra Corp.	332,693
1,388		WEC Energy Group, Inc.	153,610
847		Xcel Energy, Inc.	64,423
		TOTAL	5,772,170
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,467,174)	252,872,307
		INVESTMENT COMPANY—2.7%
6,876,068		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $6,876,068)	6,876,068
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $62,343,242)	259,748,375
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	316,189
		NET ASSETS—100%	$260,064,564
At January 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	21	$7,314,038	March 2026	$68,563
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$10,403,526
Purchases at Cost	$5,882,556
Proceeds from Sales	$(9,410,014)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$6,876,068
Shares Held as of 1/31/2026	6,876,068
Dividend Income	$91,114

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,314,038 at January 31, 2026, which represents 2.8% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100%.

2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.